10 Accounts Receivables - Concessions (Details Narrative) - Concession Agreement [member] - HPP GPS [member] - Bonus from the grant of concession agreements under the quota system [member]
R$ in Thousands
Jan. 05, 2016 BRL (R$)
Accounts Receivable Concessions [Line Items]
Concession agreement term	P30Y
Bonus paid	R$ 574,827
Description of proportion of electric energy sold	70% of the power in the ACR and 30% in the free environment - ACL.